Interim Consolidated Balance Sheets (Unaudited) $ in Thousands		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Current assets
Cash and cash equivalents		$ 372	$ 474,000	$ 314,000
Accounts receivable		31	40,000
Deposits, prepayments and other receivables		1,188	1,516,000	1,371,000
Total current assets		1,591	2,030,000	1,685,000
Non-current assets
Property and equipment, net		439	560,000	584,000
Intangible assets		64	82,000	58,000
Right-of-use asset		15	19,000	37,000
Total non-current assets		518	661,000	679,000
Total Assets		2,109	2,691,000	2,364,000
Current liabilities
Accounts payable and accrued liabilities		657	838,000	719,000
Bank borrowings		7	9,000	62,000
Lease liabilities		15	19,000	37,000
Income tax payable		3	4,000	4,000
Total current liabilities		1,983	2,529,000	1,951,000
Non-current liabilities
Bank borrowings		309	395,000	398,000
Total Liabilities		2,292	2,924,000	2,349,000
Commitments and contingencies
Shareholders’ Equity
Ordinary share, par value US$0.000005, 100,000,000,000 shares authorized, 15,000,000 share issued and outstanding	[1],[2]
Additional paid-in capital		8	11,000	11,000
Retained earnings (Accumulated losses)		(185)	(244,000)	4,000
Forex reserve		(6)
Total Shareholders’ Equity (Deficit)		(183)	(233,000)	15,000
Total Liabilities and Shareholders’ Equity (Deficit)		2,109	2,691,000	2,364,000
Director [Member]
Current liabilities
Amount due to director		$ 1,301	$ 1,659,000	$ 1,129,000

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering and ii) the 1:200 share sub-division and 5,000,000 share surrender approved on October 2, 2024 (Note 1)